Other assets - Favorable contracts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets [Roll Forward]
Amortization of favorable contracts	$ (58)
Favorable contracts
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	287		$ 287	$ 287
Accumulated Amortization	(101)		(101)	0
Finite-lived Intangible Assets [Roll Forward]
Net carrying amount, beginning		$ 287	287
Amortization of favorable contracts			(101)
Net carrying amount, ending	$ 186		186	287
Predecessor
Finite-lived Intangible Assets [Roll Forward]
Amortization of favorable contracts		0		0	$ 0
Predecessor | Favorable contracts
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				0	0
Accumulated Amortization				0	0
Finite-lived Intangible Assets [Roll Forward]
Net carrying amount, beginning		$ 0	$ 0	0
Amortization of favorable contracts				0
Net carrying amount, ending				$ 0	$ 0